Cash and Cash Equivalents - Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	€ 1,262	€ 1,328
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	752	1,029
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	281	66
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	7	45
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	22	184
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	6	3
CNY
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	15
AUD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	€ 179	€ 1